                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549



                                  FORM N-CSR


             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES


                 Investment Company Act File Number 811-06351








                              Green Century Funds

                               114 State Street
                                   Suite 200
                               Boston, MA 02109
                   (Address of principal executive offices)



                    Green Century Capital Management, Inc.
                               114 State Street
                                   Suite 200
                               Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code: (617) 482-0800


Date of fiscal year end: July 31


Date of reporting period: January 31, 2008

Item 1. Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

                                                              SEMI-ANNUAL REPORT
                                                     Green Century Balanced Fund
                                                       Green Century Equity Fund
  [LOGO] GREEN CENTURY FUNDS                                    January 31, 2008

An investment for your future.(R)  114 State Street, Boston, Massachusetts 02109

 For information on the Green Century Funds(R), call 1-800-93-GREEN. For information on how to open an account and account services, call
 1-800-221-5519 8:00 am to 6:00 pm Eastern Time, Monday through Friday. For share price and account information, call 1-800-221-5519, twenty-four hours a day.

Dear Green Century Funds Shareholder:

An article in the March 6, 2008 issue of The Wall Street Journal reported that according to a recently released report by the Social Investment Forum, the national membership association for the social investment industry, socially responsible investment assets in the U.S. surged 18% to $2.71 trillion during the two-year period ended December 31, 2006. The Social Investment Forum's study also found that nearly one out of every nine dollars under professional management in the U.S. is involved in socially responsible investing. As stated in a March 10, 2008 Investment News article: "A growing desire among investors to align their portfolios with their personal and political beliefs is transforming the financial services landscape and creating opportunities and challenges for financial advisers."

Social Investment Forum Board Chair Cheryl Smith, executive vice president at Trillium Asset Management Corporation and a portfolio manager of the Green Century Balanced Fund stated "socially responsible investing is thriving today as never before. Increasingly, money managers are incorporating social and environmental factors into their investing practices . . . ."

Environmentally and socially responsible investing is not a new trend at Green Century Capital Management (Green Century)--Green Century established the Green Century Funds (the Funds) in 1991 to provide people concerned with the future of the planet a means to use the clout of their investment dollars to encourage environmentally responsible corporate behavior. And that is what Green Century has been doing ever since.

Green Century is proud that Pennsylvania's Treasury Department chose the Green Century Balanced Fund for a $5 million investment in February as part of the state's new environmental investment initiative, the Keystone Green Investment Strategy. This allocation represents one-third of the amount Treasurer Robin L. Wiessmann has invested in the initial phase of what she terms the "next frontier of investing" that considers sustainability a long-term investment consideration.

The Funds were also recently added as an investment option on Social(k), a defined contribution retirement plan platform which works with companies operating in a responsible and sustainable manner. Employers can now readily provide green investment options for their workers, putting long-term investment capital to work for a cleaner planet. The Funds are offered as an investment option by other third party administrators of retirement plans as well.

Just as green investing has been central to Green Century's mission since its founding, shareholder advocacy has also been critical to our efforts to promote corporate environmental responsibility. As an active investor and shareholder advocate, Green Century tells companies how we believe they can improve their environmental performance. This year, Green Century is the lead filer of a shareholder resolution at Chevron Corporation/1/ asking the company to report on the environmental impact of their tar sands oil extraction projects. We are also advocating that the company consider abandoning its plans to expand these projects given the significant carbon emissions and environmental damage they cause. We remind Chevron that logging and oil sands projects have already reduced the Canadian boreal forests to less than 40% of their original size, threatening the ecosystem that serves as breeding ground for 30% of North American songbirds and 40% of waterfowl.

Thank you for investing in the Green Century Funds and joining us in our efforts to protect the environment and build a sustainable economy.

Respectfully yours,

Green Century Capital Management, Inc.

 THE GREEN CENTURY BALANCED FUND


The Green Century Balanced Fund (Balanced Fund) seeks capital growth and income from a diversified portfolio of stocks and bonds which meet Green Century's standards for corporate environmental responsibility. Since 1991, Green Century has sought to promote environmentally responsible corporate behavior, a cleaner planet and a sustainable economy by investing in companies that Green Century believes are environmentally responsible and sustainable. The portfolio manager of the Balanced Fund seeks to invest in companies that are in the business of solving environmental problems or that are committed to reducing their environmental impact.

----------------------------------------------------------------------------------------
                                 AVERAGE ANNUAL RETURN
----------------------------------------------------------------------------------------
                                                Six Months One Year Five Years Ten Years
----------------------------------------------------------------------------------------
December 31, 2007 Green Century Balanced Fund     -0.43%     3.09%    13.57%     6.31%
                  Lipper Balanced Fund Index/2/    0.76%     6.53%    10.33%     6.14%
----------------------------------------------------------------------------------------
January 31, 2008  Green Century Balanced Fund     -2.17%    -2.25%    13.24%     5.81%
                  Lipper Balanced Fund Index/2/   -0.88%     1.91%     9.92%     5.71%
----------------------------------------------------------------------------------------

  As of the prospectus dated November 28, 2007, the total annual fund operating expense ratio of the Balanced Fund is 1.38%.

  The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information as of the most recent month-end, call 1-800-93-GREEN. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder might pay on Fund distributions or the redemption of Fund shares.

During the six months ended January 31, 2008, the Balanced Fund benefited from its diversified approach of investing in both stocks and bonds during this period of market volatility. During the last quarter of calendar year 2007, bonds rallied as equities slid due to concerns about the sub-prime credit crisis and the slowdown in the U.S. economy. As the economic outlook has become more uncertain, the Fund's portfolio manager believes that the chance that the U.S. is in a recession has risen. In an effort to better position the Fund under these conditions, the Fund's portfolio manager decreased the Fund's equity exposure as of January 31, 2008 to 63.6%, down 4.6% from the prior year; the percentage invested in bonds as of January 31, 2008 was 33.0%, and 3.2% was held in cash. The portfolio manager anticipates equity markets will continue to be volatile throughout 2008 but will eventually reach their low point and then begin to recover by 2009.

 GREEN CENTURY BALANCED FUND
 INVESTMENTS BY INDUSTRY
                                    [CHART]

Diversified Financials                     11.0%
Technology Hardware & Equipment            10.2%
U.S. Government Agencies                   10.1%
Healthcare Equipment & Services             9.4%
Capital Goods                               7.4%
Telecommunications Services                 6.6%
Insurance                                   5.8%
Renewable Energy & Energy Efficiency        5.3%
Pharmaceuticals & Biotechnology             5.0%
Software & Services                         4.6%
Cash Equivalents & Other Assets             3.4%
Food & Beverage                             2.9%
Transportation                              2.8%
Automobiles & Components                    2.8%
Consumer Durables & Apparel                 2.2%
Semiconductors                              2.1%
Healthy Living                              2.0%
Materials                                   1.9%
Media                                       1.5%
Banks                                       1.4%
Food & Staples Retailing                    0.6%
Commercial Services & Supplies              0.6%
Retailing                                   0.4%



During the six months ended January 31, 2008, the Balanced Fund's return was -2.17%, underperforming the Lipper Balanced Fund Index by 1.29%. This underperformance was in part attributable to the strong performance of the traditional Energy, Materials and Utilities sectors, in which the Balanced Fund held underweight positions compared to the broader market, as represented by the S&P 500(R) Index. Fossil fuel prices soared during the period with oil prices increasing to near $100 per barrel, creating a headwind for the Balanced Fund with its strong environmental focus and fossil fuel-free portfolio.

As the global economy slows, the Balanced Fund's portfolio manager believes fossil fuel prices may decline in 2008. As a result, opportunities to increase the Balanced Fund's exposure to clean technology investments may arise later in the year. While many clean tech companies are smaller and their share prices are more volatile than medium and large companies, they can become very promising long-term investments. The portfolio manager intends to diversify the Balanced Fund's investments across many sub-sectors under the clean tech umbrella, including renewable energy, storage technologies, alternative fuels, energy conversion, and conservation.

Balanced Fund holdings which outperformed during the semi-annual period included SunPower Corporation/1/, Ecolab, Inc./1/, and Genzyme Corporation/1/, while poor performers included the American International Group/1/, Barclays PLC/1/, and Cisco Systems, Inc./1/

The Green Century Balanced Fund invests in stocks and bonds of environmentally responsible corporations of various sizes, including small, medium, and large companies. The value of the stocks held in the Balanced Fund will fluctuate in response to factors that may affect a single issuer, industry, or sector of the economy or may affect the market as a whole. Bonds are subject to a variety of risks including interest rate, credit, and inflation risk.

 THE GREEN CENTURY EQUITY FUND

The Green Century Equity Fund (Equity Fund) seeks to achieve long-term total return which matches the performance of the Domini 400 Social/SM/ Index, an index comprised of the stocks of 400 companies selected based on social and environmental criteria.

------------------------------------------------------------------------------------
                               AVERAGE ANNUAL RETURN
------------------------------------------------------------------------------------
                                            Six Months One Year Five Years Ten Years
------------------------------------------------------------------------------------
December 31, 2007 Green Century Equity Fund   -2.03%     2.75%     9.93%     4.12%
                  S&P 500(R) Index/3/         -1.37%     5.49%    12.82%     5.91%
------------------------------------------------------------------------------------
January 31, 2008  Green Century Equity Fund   -5.03%    -5.17%     9.22%     3.29%
                  S&P 500(R) Index/3/         -4.32%    -2.31%    12.03%     5.14%
------------------------------------------------------------------------------------

  As of the prospectus dated November 28, 2007, the total annual operating expense ratio of the Equity Fund was 0.95%.

  The performance data quoted represents past performance and is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To obtain performance information as of the most recent month-end, call 1-800-93-GREEN. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder might pay on Fund distributions or the redemption of Fund shares.

 GREEN CENTURY EQUITY FUND
 INVESTMENTS BY INDUSTRY
                                    [CHART]

Technology Hardware & Equipment                 10.6%
Diversified Financials                           8.4%
Pharmaceuticals & Biotechnology                  8.3%
Banks                                            7.9%
Software & Services                              6.9%
Telecommunications Services                      6.4%
Healthcare Equipment & Services                  5.3%
Food & Beverage                                  5.2%
Household & Personal Products                    5.1%
Retailing                                        4.3%
Energy                                           4.2%
Capital Goods                                    4.0%
Semiconductors                                   3.9%
Insurance                                        3.1%
Food & Staples Retailing                         2.9%
Transportation                                   2.6%
Media                                            2.6%
Materials                                        2.0%
Consumer Durables & Apparel                      1.6%
Consumer Services                                1.5%
Utilities                                        1.0%
Real Estate                                      0.6%
Commercial Services & Supplies                   0.6%
Renewable Energy & Energy Efficiency             0.6%
Automobiles & Components                         0.2%
Healthy Living                                   0.1%
Cash Equivalents & Other Assets                  0.1%



For the six months ended January 31, 2008, the Equity Fund's return was -5.03%, while the S&P 500(R) Index's return was -4.32%. The Equity Fund and the overall economy were hurt by significant economic slowing during the last quarter of the 2007 calendar year as the credit crunch and housing problems hurt consumers. Financial companies with mortgage related businesses performed poorly, as did companies in the Consumer Discretionary and Technology sectors. Companies that had significant international operations, as well as oil and gas exploration companies were stronger performers.

For the six months ended January 31, 2008, the performance of the Equity Fund was helped by investments in companies in the Consumer Staples sector with reliable cash flows and significant international exposure such as Pepsico, Inc./1/, Colgate-Palmolive Company/1/, and Procter & Gamble Company/1/. The Equity Fund's performance relative to the S&P 500(R) Index was aided by the fact that it did not hold some of the major money center banks whose stocks performed poorly due to significant write-offs in their mortgage businesses.

Conversely, an overweight position in technology stocks relative to the S&P 500(R) Index hurt the Equity Fund's performance with poor returns from Dell, Inc./1/, Cisco Systems, Inc./1/, and eBay, Inc./1/ Fear of recession slowed consumer spending at retailers such as Home Depot, Inc./1/ and J.C. Penney Company, Inc/1/. The Fund was also hurt by its underweight position relative to S&P 500(R) Index in the well performing Electric and Utilities sectors.

The Equity Fund invests essentially all its assets in the stock market. As with all equity funds, the share price will fluctuate and may fall if the market as a whole declines or the value of the companies in which it invests falls. The large companies in which the Equity Fund invests may perform worse than the stock market as a whole.

 The Green Century Funds' proxy voting guidelines and a record of the Funds' proxy votes for the year ended June 30, 2007 are available without charge, upon request, (i) at www.greencentury.com, (ii) by calling 1-800-93-GREEN,
 (iii) sending an e-mail to info@greencentury.com, and (iv) on the Securities and Exchange Commission's website at www.sec.gov.

 The Green Century Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of the year on Form N-Q. The Green Century Funds' Forms N-Q are available on the EDGAR database on the SEC's website at www.sec.gov. These Forms may also be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on Form N-Q may also be obtained by calling 1-800-93-GREEN, or by e-mailing a request to info@greencentury.com.

/1/ As of January 31, 2008, neither of the Green Century Funds was invested in Chevron Corporation. As of January 31, 2008 SunPower Corporation (Class A) comprised 0.20%, Ecolab, Inc. comprised 0.71%, Genzyme Corporation comprised 1.83%, American International Group comprised 1.17%, Barclays PLC comprised 0.38%, and Cisco Systems, Inc. comprised 1.68% of the Green Century Balanced Fund's net assets. As of January 31, 2008, Pepsico, Inc. comprised 1.82%, Colgate-Palmolive Company comprised 0.65%, Procter & Gamble Company comprised 3.38%, Dell, Inc. comprised 0.74%, Cisco Systems, Inc. comprised 2.46%, eBay, Inc. comprised 0.51%, Home Depot, Inc. comprised 0.85%, and J.C. Penney Company, Inc. comprised 0.17% of the Green Century Equity Fund's net assets. Portfolio composition will change due to ongoing management of the Funds. References to specific investments should not be construed as recommendations of the securities by the Funds, their administrator, or their distributor.
/2/ Lipper Analytical Services, Inc. (Lipper) is a respected mutual fund reporting service. The Lipper Balanced Fund Index includes the 30 largest funds whose primary objective is to conserve principal by maintaining, at all times, a balanced portfolio of both stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.
/3/ The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500(R) Index is heavily weighted toward stocks with large market capitalization and represents approximately two-thirds of the total market value of all domestic stocks. It is not possible to invest directly in the S&P 500(R) Index.
This material must be preceded or accompanied by a current prospectus.
Distributor: UMB Distribution Services, LLC, 3/08

 GREEN CENTURY FUNDS EXPENSE EXAMPLE
 For the six months ended January 31, 2008


As a shareholder of the Green Century Funds (the "Funds"), you incur two types of costs: (1) transaction costs, including redemption fees on certain redemptions; and (2) ongoing costs, including management fees; distribution (12b-1) fees (for the Green Century Balanced Fund only); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2007 to January 31, 2008 (the "period").

Actual Expenses. In the table below, the first line for each Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes. The second line for each Fund provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of either of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees on shares held for 60 days or less. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

                                                          BEGINNING         ENDING        EXPENSES
                                                        ACCOUNT VALUE   ACCOUNT VALUE   PAID DURING
                                                        AUGUST 1, 2007 JANUARY 31, 2008 THE PERIOD/1/
                                                        -------------- ---------------- ------------
Balanced Fund
Actual Example.........................................   $1,000.00       $  978.30        $6.86
Hypothetical Example, assuming a 5% return before
 expenses..............................................    1,000.00        1,018.06         7.00

Equity Fund
Actual Example.........................................    1,000.00          949.70         4.65
Hypothetical Example, assuming a 5% return before
 expenses..............................................    1,000.00        1,020.22         4.82

/1/ Expenses are equal to the Funds' annualized expense ratios (1.38% for the Balanced Fund and 0.95% for the Equity Fund), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS
 January 31, 2008
 (unaudited)

             COMMON STOCKS -- 63.6%
                                                SHARES    VALUE
             Capital Goods -- 7.4%
             3M Company........................  8,795 $   700,522
             American Superconductor
              Corporation (b)..................  8,000     162,000
             Emerson Electric Company.......... 21,910   1,113,903
             Illinois Tool Works............... 13,990     705,096
             Koninklijke Philips Electronics NV
              American Depository Receipt (c)..  6,500     256,100
             Pentair, Inc...................... 22,000     698,720
                                                       -----------
                                                         3,636,341
                                                       -----------
             Technology Hardware & Equipment -- 7.1%
             Apple, Inc. (b)...................  2,005     271,397
             Cisco Systems, Inc. (b)........... 33,940     831,530
             Hewlett-Packard Company........... 28,700   1,255,625
             IBM Corporation................... 10,700   1,148,538
                                                       -----------
                                                         3,507,090
                                                       -----------
             Insurance -- 5.8%
             American International Group...... 10,500     579,180
             Chubb Corporation................. 18,670     966,919
             Hartford Financial Services Group. 10,750     868,278
             Philadelphia Consolidated Holding
              Corporation (b)..................  9,025     323,095
             WR Berkley Corporation............  5,000     151,300
                                                       -----------
                                                         2,888,772
                                                       -----------
             Healthcare Equipment & Services -- 5.8%
             Baxter International, Inc......... 12,600     765,324
             Dentsply International, Inc....... 11,400     470,934
             Gen-Probe, Inc. (b)...............  2,685     153,448
             Hologic, Inc. (b).................  6,500     418,340
             St Jude Medical, Inc. (b).........  3,700     149,887
             UnitedHealth Group, Inc........... 17,410     885,124
                                                       -----------
                                                         2,843,057
                                                       -----------
             Renewable Energy & Energy Efficiency -- 5.3%
             Active Power, Inc. (b)............ 50,000     109,000
             Amerigon, Inc. (b)................ 11,500     196,880
             Cree, Inc. (b)....................  7,000     206,850
             Echelon Corporation (b)........... 11,000     144,540
             First Solar, Inc. (b).............    515      93,612
             Fuel Systems Solutions, Inc. (b)..  9,000     113,940
             FuelCell Energy, Inc. (b)......... 21,000     176,610
             Itron, Inc. (b)...................  1,990     163,976

                                                 SHARES    VALUE
             Renewable Energy & Energy Efficiency -- (continued)
             Johnson Controls, Inc.............. 14,250 $   504,022
             MEMC Electronic Materials,
              Inc. (b)..........................  3,600     257,256
             OM Group, Inc. (b).................  4,000     229,520
             Ormat Technologies, Inc............  2,400     104,328
             SunPower Corporation, Class A (b)..  1,400      96,726
             Suntech Power Holdings Company
              Ltd. American Depository
              Receipt (b)(c)....................  1,575      86,200
             Zoltek Companies, Inc. (b).........  3,300     120,450
                                                        -----------
                                                          2,603,910
                                                        -----------
             Diversified Financials -- 5.0%
             American Express Company...........  9,380     462,622
             Bank of America Corporation........  7,470     331,295
             Citigroup, Inc.....................  4,830     136,303
             Goldman Sachs Group, Inc. (The)....  2,500     501,925
             J.P. Morgan Chase & Company........ 21,820   1,037,540
                                                        -----------
                                                          2,469,685
                                                        -----------
             Pharmaceuticals & Biotechnology -- 5.0%
             Amgen, Inc. (b)....................  4,500     209,655
             Barr Pharmaceuticals, Inc. (b).....  3,090     161,267
             Genzyme Corporation (b)............ 11,600     906,309
             Johnson & Johnson.................. 13,640     862,866
             Teva Pharmaceutical Industries Ltd.
              American Depository Receipt (c)...  7,085     326,193
                                                        -----------
                                                          2,466,290
                                                        -----------
             Software & Services -- 3.6%
             Adobe Systems, Inc. (b)............  4,000     139,720
             Microsoft Corporation.............. 31,650   1,031,790
             Oracle Corporation (b)............. 30,200     620,610
                                                        -----------
                                                          1,792,120
                                                        -----------
             Telecommunication Services -- 3.3%
             AT&T, Inc.......................... 20,500     789,045
             BT Group PLC American Depository
              Receipt (c)....................... 10,500     544,215
             Telefonica S.A. American Depository
              Receipt (c).......................  3,250     285,350
                                                        -----------
                                                          1,618,610
                                                        -----------

 GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS
 January 31, 2008
 (unaudited)                                                           continued

                                                 SHARES    VALUE
            Food & Beverage -- 2.9%
            General Mills, Inc.................. 14,000 $   764,540
            JM Smucker Company.................. 14,480     676,650
                                                        -----------
                                                          1,441,190
                                                        -----------
            Semiconductors -- 2.1%
            Applied Materials, Inc.............. 31,350     561,792
            Intel Corporation................... 22,000     466,400
                                                        -----------
                                                          1,028,192
                                                        -----------
            Materials -- 1.9%
            Air Products & Chemicals, Inc.......  6,500     585,130
            Ecolab, Inc.........................  7,300     352,225
                                                        -----------
                                                            937,355
                                                        -----------
            Automobiles & Components -- 1.8%
            Toyota Motor Corporation American
             Depository Receipt (c).............  8,140     883,597
                                                        -----------
            Transportation -- 1.8%
            FedEx Corporation...................    695      64,969
            United Parcel Service, Inc., Class B 11,100     812,076
                                                        -----------
                                                            877,045
                                                        -----------
            Media -- 1.5%
            John Wiley & Sons, Inc..............  4,000     157,680
            McGraw-Hill Companies, Inc.......... 13,960     596,930
                                                        -----------
                                                            754,610
                                                        -----------
            Consumer Durables & Apparel -- 1.2%
            Deckers Outdoor Corporation (b).....  1,225     148,519
            Jarden Corporation (b).............. 17,300     433,192
                                                        -----------
                                                            581,711
                                                        -----------
            Food & Staples Retailing -- 0.6%
            Sysco Corporation................... 11,000     319,550
                                                        -----------
            Commercial Services & Supplies -- 0.6%
            Interface, Inc., Class A............ 17,225     274,911
                                                        -----------
            Retailing -- 0.4%
            Men's Wearhouse, Inc................  7,500     191,175
                                                        -----------
            Banks -- 0.4%
            Barclays PLC American Depository
             Receipt (c)........................  5,000     188,650
                                                        -----------

                                             SHARES       VALUE
             Healthy Living -- 0.1%
             Whole Foods Market, Inc.......      1,470 $    57,977
                                                       -----------
             Total Common Stocks
              (Cost $29,338,502)...........             31,361,838
                                                       -----------
             CORPORATE BONDS & NOTES -- 22.9%
                                            PRINCIPAL
                                             AMOUNT       VALUE
             Diversified Financials -- 6.0%
             American General Finance
              Corporation
               5.75%, due 9/15/16.......... $  500,000     477,588
             Fleet National Bank
               5.75%, due 1/15/09..........    500,000     507,343
             Goldman Sachs Group, Inc.
               6.60%, due 1/15/12..........    500,000     541,078
             J.P. Morgan Chase & Company
               4.60%, due 1/17/11..........    500,000     505,243
             J.P. Morgan Chase & Company
               4.50%, due 1/15/12..........    500,000     507,569
             Lehman Brothers Holdings, Inc.
               5.75%, due 5/17/13..........    400,000     407,559
                                                       -----------
                                                         2,946,380
                                                       -----------
             Healthcare Equipment & Services -- 3.6%
             Aetna, Inc.
               5.75%, due 6/15/11..........    595,000     620,979
             HCA, Inc.
               6.30%, due 10/1/12..........  1,000,000     917,500
             UnitedHealth Group, Inc.
               4.875%, due 4/1/13..........    250,000     252,500
                                                       -----------
                                                         1,790,979
                                                       -----------
             Telecommunication Services -- 3.3%
             AT&T Corporation
               7.30%, due 11/15/11 (e).....  1,000,000   1,100,487
             BellSouth Corporation
               4.75%, due 11/15/12.........    500,000     506,747
                                                       -----------
                                                         1,607,234
                                                       -----------
             Technology Hardware & Equipment -- 3.1%
             Lexmark International, Inc.
               6.75%, due 5/15/08..........    500,000     503,145
             Xerox Corporation
               7.625%, due 6/15/13.........  1,000,000   1,037,830
                                                       -----------
                                                         1,540,975
                                                       -----------

 GREEN CENTURY BALANCED FUND PORTFOLIO OF INVESTMENTS
 January 31, 2008
 (unaudited)                                                           concluded

                                             PRINCIPAL
                                              AMOUNT       VALUE
             Healthy Living -- 1.9%
             NBTY, Inc.
               7.125%, due 10/1/15.......... $1,000,000 $   935,000
                                                        -----------
             Software & Services -- 1.0%
             Oracle Corporation
               5.00%, due 1/15/11...........    500,000     512,584
                                                        -----------
             Transportation -- 1.0%
             Ryder System, Inc.
               4.625%, due 4/1/10...........    500,000     512,522
                                                        -----------
             Banks -- 1.0%
             M&I Marshall & Ilsley Bank
               3.95%, due 8/14/09...........    500,000     498,652
                                                        -----------
             Consumer Durables & Apparel -- 1.0%
             Newell Rubbermaid, Inc.
               4.00%, due 5/1/10............    500,000     496,810
                                                        -----------
             Automobiles & Components -- 1.0%
             Toyota Motor Credit Corporation
               4.125%, due 7/25/17 (c)(e)...    500,000     494,043
                                                        -----------
             Total Corporate Bonds & Notes
               (Cost $11,330,854)...........             11,335,179
                                                        -----------
             U.S. GOVERNMENT AGENCIES -- 10.1%
             Fannie Mae
               4.15%, due 9/18/09...........    200,000     200,021
             Fannie Mae
               5.50%, due 3/1/12............    283,464     292,824
             Fannie Mae
               5.05%, due 11/5/12...........    500,000     509,077
             Federal Farm Credit Bank
               4.50%, due 10/25/11..........    500,000     524,133
             Federal Home Loan Bank
               4.60%, due 4/11/08...........    500,000     501,658
             Federal Home Loan Bank
               4.00%, due 11/26/13 (e)......    800,000     800,606

                                                PRINCIPAL
                                                 AMOUNT       VALUE
          Federal Home Loan Bank
            4.265%, due 7/8/15................. $  500,000 $   500,382
          SLM Corporation
            4.00%, due 7/25/14 (d).............  2,235,000   1,656,693
                                                           -----------
          Total U.S. Government Agencies
           (Cost $5,470,301)...................              4,985,394
                                                           -----------
          SHORT TERM OBLIGATION -- 3.2%
          Repurchase Agreement --
           State Street Bank & Trust
           Repurchase Agreement,
           1.60%, dated 01/31/08, due
           02/01/08, proceeds $1,601,105
           (collateralized by a Freddie Mac
           Bond, 4.54%, due 08/15/2036,
           value at maturity $1,634,328)
           (Cost $1,601,034)...................              1,601,034
                                                           -----------
          TOTAL INVESTMENTS -- 99.8%
            (Cost $47,740,691).................             49,283,445
          Other Assets Less Liabilities -- 0.2%                113,830
                                                           -----------
          NET ASSETS -- 100.0%.................            $49,397,275
                                                           ===========

--------
(a)The cost of investments for federal income tax purposes is $47,743,945 resulting in gross unrealized appreciation and depreciation of $3,894,731 and $2,355,231 respectively, or net unrealized appreciation of $1,539,500.
(b)Non-income producing security.
(c)Securities whose values are determined or significantly influenced by trading in markets other than the United States or Canada.
(d)Floating rate bond. Rate shown is currently in effect at January 31, 2008.
(e)Step rate bond. Rate shown is currently in effect at January 31, 2008.

                       See Notes to Financial Statements

 GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
 January 31, 2008
 (unaudited)

              COMMON STOCKS -- 99.9%
                                                SHARES    VALUE
              Technology Hardware & Equipment -- 10.6%
              3Com Corporation (b).............  2,700 $    11,151
              Adaptec, Inc. (b)................    800       2,496
              ADC Telecommunications (b).......    800      11,832
              Apple, Inc. (b)..................  5,950     805,391
              Arrow Electronics, Inc. (b)......    850      29,087
              Cisco Systems, Inc. (b).......... 41,100   1,006,949
              Corning, Inc..................... 10,700     257,549
              Dell, Inc. (b)................... 15,200     304,608
              EMC Corporation (b).............. 14,250     226,148
              Gerber Scientific, Inc. (b)......    200       1,764
              Hewlett-Packard Company.......... 17,450     763,437
              Imation Corporation..............    200       5,182
              Lexmark International, Inc. (b)..    650      23,537
              Molex, Inc.......................  1,000      24,040
              Network Appliance, Inc. (b)......  2,300      53,406
              Palm, Inc........................    700       3,794
              Plantronics, Inc.................    300       5,730
              Polycom, Inc. (b)................    600      15,150
              Qualcomm, Inc.................... 11,100     470,862
              Seagate Technology...............  3,600      72,972
              Sun Microsystems, Inc. (b).......  5,575      97,563
              Tellabs, Inc. (b)................  2,900      19,778
              Xerox Corporation................  6,200      95,480
                                                       -----------
                                                         4,307,906
                                                       -----------
              Diversified Financials -- 8.4%
              Allied Capital Corporation.......  1,000      22,130
              American Express Company.........  7,900     389,627
              Bank of New York Mellon
               Corporation (The)...............  7,757     361,708
              Capital One Financial Corporation  2,650     145,247
              Charles Schwab Corporation.......  6,300     140,490
              CIT Group, Inc...................  1,300      36,348
              CME Group, Inc...................    380     235,182
              Franklin Resources, Inc..........  1,100     114,653
              J.P. Morgan Chase & Company...... 22,800   1,084,139
              Janus Capital Group, Inc.........  1,050      28,361
              Medallion Financial Corporation..    100         996
              Merrill Lynch & Company, Inc.....  5,750     324,300
              Moody's Corporation..............  1,450      50,736
              Northern Trust Corporation.......  1,300      95,368
              SLM Corporation..................  3,500      76,125
              State Street Corporation.........  2,600     213,512

                                                SHARES    VALUE
             Diversified Financials -- (continued)
             T. Rowe Price Group, Inc..........  1,800 $    91,062
             Tradestation Group, Inc. (b)......    200       2,180
                                                       -----------
                                                         3,412,164
                                                       -----------
             Pharmaceuticals & Biotechnology -- 8.3%
             Affymetrix, Inc. (b)..............    500      10,030
             Allergan, Inc.....................  2,050     137,740
             Amgen, Inc. (b)...................  7,350     342,436
             Amylin Pharmaceuticals, Inc. (b)..    750      22,238
             Biogen Idec, Inc. (b).............  2,000     121,900
             Dionex Corporation (b)............    150      10,515
             Endo Pharmaceuticals Holdings,
              Inc. (b).........................    900      23,526
             Forest Laboratories, Inc. (b).....  2,100      83,517
             Genzyme Corporation (b)...........  1,800     140,634
             Gilead Sciences, Inc. (b).........  6,350     290,131
             Invitrogen Corporation (b)........    300      25,701
             Johnson & Johnson................. 19,350   1,224,080
             King Pharmaceuticals, Inc. (b)....  1,600      16,784
             Merck & Co., Inc.................. 14,750     682,629
             Millipore Corporation (b).........    350      24,553
             Mylan Laboratories................  2,000      29,820
             Techne Corporation (b)............    250      16,250
             Thermo Fisher Scientific, Inc. (b)  2,850     146,747
             Waters Corporation (b)............    700      40,215
             Watson Pharmaceuticals, Inc. (b)..    700      18,277
                                                       -----------
                                                         3,407,723
                                                       -----------
             Banks -- 7.9%
             Bank of Hawaii Corporation........    350      17,630
             BB&T Corporation..................  3,700     134,236
             Cathay General Bancorp............    300       7,779
             Comerica, Inc.....................  1,000      43,620
             Fannie Mae........................  6,600     223,475
             Fifth Third Bancorp...............  3,600      97,560
             First Horizon National Corporation    800      17,336
             FirstFed Financial Corporation (b)    100       4,195
             Freddie Mac.......................  4,450     135,236
             Heartland Financial USA, Inc......    100       1,924
             KeyCorp...........................  2,600      67,990
             M&T Bank Corporation..............    500      45,885
             MGIC Investment Corporation.......    500       9,250
             National City Corporation.........  4,200      74,718
             People's United Financial, Inc....  2,000      33,780

 GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
 January 31, 2008
 (unaudited)                                                           continued

                                              SHARES    VALUE
               Banks -- (continued)
               PNC Financial Services Group..  2,350 $   154,207
               Popular, Inc..................  1,900      25,688
               Regions Financial Corporation.  4,700     118,628
               Sovereign Bancorp, Inc........  2,400      29,928
               SunTrust Banks, Inc...........  2,350     162,033
               Synovus Financial Corporation.  2,200      29,062
               U.S. Bancorp.................. 11,650     395,517
               Wachovia Corporation.......... 13,392     521,350
               Wainwright Bank Trust Company.     52         665
               Washington Mutual, Inc........  5,800     115,536
               Wells Fargo & Company......... 22,850     777,128
                                                     -----------
                                                       3,244,356
                                                     -----------
               Software & Services -- 6.9%
               Adobe Systems, Inc. (b).......  3,850     134,481
               Advent Software, Inc. (b).....    100       4,516
               Autodesk, Inc. (b)............  1,550      63,783
               Automatic Data Processing.....  3,550     144,023
               BMC Software, Inc. (b)........  1,300      41,652
               Compuware Corporation (b).....  1,900      16,150
               Convergys Corporation (b).....    900      13,959
               eBay, Inc. (b)................  7,750     208,397
               Electronic Arts, Inc. (b).....  2,100      99,477
               Electronic Data Systems
                Corporation..................  3,500      70,350
               Microsoft Corporation......... 54,500   1,776,699
               Novell, Inc. (b)..............  2,300      14,628
               Paychex, Inc..................  2,250      73,620
               Red Hat, Inc. (b).............  1,300      24,284
               Salesforce.com, Inc. (b)......    550      28,754
               Sapient Corporation (b).......    700       4,907
               Symantec Corporation (b)......  5,750     103,098
               Unisys Corporation (b)........  2,300       9,568
                                                     -----------
                                                       2,832,346
                                                     -----------
               Telecommunication Services -- 6.4%
               AT&T, Inc..................... 41,125   1,582,901
               Citizens Communications
                Company......................  2,300      26,381
               Sprint Nextel Corporation..... 19,250     202,703
               Telephone & Data Systems, Inc.    700      36,918
               Verizon Communications, Inc... 19,550     759,322
                                                     -----------
                                                       2,608,225
                                                     -----------

                                                SHARES    VALUE
             Healthcare Equipment & Services -- 5.3%
             Baxter International, Inc.........  4,250 $   258,145
             Becton Dickinson & Company........  1,650     142,775
             C.R. Bard, Inc....................    700      67,599
             CIGNA Corporation.................  1,900      93,404
             Cross Country Healthcare, Inc. (b)    200       2,526
             Edwards Lifesciences
              Corporation (b)..................    400      18,508
             Gen-Probe, Inc. (b)...............    350      20,003
             Health Management Associates,
              Class A..........................  1,600       8,624
             Hillenbrand Industries............    400      20,688
             Humana, Inc. (b)..................  1,150      92,345
             Idexx Laboratories, Inc. (b)......    400      22,548
             IMS Health, Inc...................  1,300      31,057
             Invacare Corporation..............    200       4,868
             McKesson Corporation..............  1,950     122,441
             Medtronic, Inc....................  7,700     358,588
             Molina Healthcare, Inc. (b).......    100       3,411
             Patterson Companies, Inc. (b).....    950      30,438
             Quest Diagnostics.................  1,050      51,786
             Sierra Health Services (b)........    400      17,192
             St Jude Medical, Inc. (b).........  2,300      93,173
             Stryker Corporation...............  1,600     107,152
             UnitedHealth Group, Inc...........  8,800     447,391
             Varian Medical Systems, Inc. (b)..    850      44,192
             Zimmer Holdings, Inc. (b).........  1,600     125,232
                                                       -----------
                                                         2,184,086
                                                       -----------
             Food & Beverage -- 5.2%
             Campbell Soup Company.............  1,500      47,415
             Chiquita Brands International (b).    300       5,604
             Coca-Cola Company (The)........... 13,500     798,794
             Dean Foods Company................    900      25,200
             Flowers Foods, Inc................    500      12,000
             General Mills, Inc................  2,250     122,873
             Green Mountain Coffee Roasters,
              Inc. (b).........................    100       3,852
             H.J. Heinz Company................  2,150      91,504
             Hershey Company (The).............  1,150      41,630
             JM Smucker Company................    400      18,692
             Kellogg Company...................  1,800      86,220
             McCormick & Company, Inc..........    850      28,662
             PepsiAmericas, Inc................    400       9,856
             Pepsico, Inc...................... 10,950     746,680

 GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
 January 31, 2008
 (unaudited)                                                           continued

                                                SHARES    VALUE
             Food & Beverage -- (continued)
             Tootsie Roll Industries, Inc......    206 $     5,146
             Wm. Wrigley Jr. Company...........  1,450      83,274
                                                       -----------
                                                         2,127,402
                                                       -----------
             Household & Personal Products -- 5.1%
             Alberto-Culver Company............    600      16,074
             Avon Products, Inc................  2,900     101,558
             Church & Dwight Company, Inc......    450      23,949
             Clorox Company....................    950      58,254
             Colgate-Palmolive Company.........  3,450     265,650
             Energizer Holdings, Inc. (b)......    400      37,448
             Estee Lauder Companies, Inc.
              (The), Class A...................    750      31,650
             Kimberly-Clark Corporation........  2,850     187,103
             Nu Skin Enterprises, Inc., Class A    300       4,929
             Procter & Gamble Company.......... 21,000   1,384,950
                                                       -----------
                                                         2,111,565
                                                       -----------
             Retailing -- 4.3%
             Autozone, Inc. (b)................    300      36,264
             Bed Bath & Beyond, Inc. (b).......  1,800      58,032
             Best Buy Company, Inc.............  2,350     114,704
             Carmax, Inc. (b)..................  1,500      33,450
             Charming Shoppes, Inc. (b)........    800       5,160
             Circuit City Stores, Inc..........  1,100       5,984
             Family Dollar Stores..............  1,000      21,030
             Foot Locker, Inc..................  1,000      13,690
             Gap, Inc..........................  3,150      60,228
             Genuine Parts Company.............  1,150      50,520
             Home Depot, Inc................... 11,400     349,637
             J.C. Penney Company, Inc..........  1,500      71,115
             Limited Brands....................  2,100      40,089
             Lowe's Companies, Inc.............  9,900     261,756
             Men's Wearhouse, Inc..............    400      10,196
             Nordstrom, Inc....................  1,250      48,625
             Office Depot, Inc. (b)............  1,800      26,694
             Pep Boys--Manny, Moe & Jack.......    300       3,279
             Radioshack Corporation............    900      15,615
             Staples, Inc......................  4,800     114,912
             Target Corporation................  5,600     311,248
             Tiffany & Company.................    900      35,910
             TJX Companies, Inc................  3,000      94,680
                                                       -----------
                                                         1,782,818
                                                       -----------

                                               SHARES    VALUE
              Energy -- 4.2%
              Apache Corporation.............. 2,250  $   214,740
              Cameron International
               Corporation (b)................ 1,500       60,390
              Chesapeake Energy Corporation... 3,050      113,552
              Devon Energy Corporation........ 3,000      254,939
              EOG Recources, Inc.............. 1,650      144,375
              Grant Prideco, Inc. (b).........   850       42,313
              Helmerich & Payne...............   700       27,454
              National Oilwell Varco, Inc. (b) 2,400      144,552
              Newfield Exploration Company (b)   900       44,892
              Noble Energy, Inc............... 1,150       83,467
              Pioneer Natural Resources
               Company........................   800       33,520
              Rowan Companies, Inc............   750       25,530
              Smith International, Inc........ 1,350       73,184
              Spectra Energy Corporation...... 4,300       98,212
              Sunoco, Inc.....................   800       49,760
              Williams Companies, Inc......... 4,000      127,880
              XTO Energy, Inc................. 3,250      168,805
                                                      -----------
                                                        1,707,565
                                                      -----------
              Capital Goods -- 4.0%
              3M Company...................... 4,800      382,319
              A.O. Smith Corporation..........   150        5,250
              Aecom Technology Corporation (b)   300        7,389
              Apogee Enterprises, Inc.........   200        3,490
              Baldor Electric Company.........   300        9,084
              CLARCOR, Inc....................   350       13,129
              Cooper Industries, Inc., Class A 1,200       53,448
              Cummins, Inc.................... 1,400       67,592
              Deere & Company................. 3,000      263,279
              Donaldson Company, Inc..........   500       20,950
              EMCOR Group, Inc. (b)...........   400        8,772
              Emerson Electric Company........ 5,300      269,451
              Fastenal Company................   850       34,349
              GATX Corporation................   300       11,280
              Graco, Inc......................   400       13,688
              Granite Construction, Inc.......   250        9,518
              Hubbell, Inc., Class B..........   400       19,072
              Illinois Tool Works............. 2,800      141,120
              Kadant, Inc. (b)................   100        2,643
              Lawson Products, Inc............    50        1,589
              Lincoln Electric Holdings.......   300       18,495
              Masco Corporation............... 2,500       57,325

 GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
 January 31, 2008
 (unaudited)                                                           continued

                                                SHARES    VALUE
              Capital Goods -- (continued)
              NCI Building Systems, Inc. (b)...    100 $     2,876
              Nordson Corporation..............    250      12,470
              Pall Corporation.................    850      31,357
              Quanta Services, Inc. (b)........  1,200      26,304
              Rockwell Automation, Inc.........  1,000      57,020
              Simpson Manufacturing
               Company, Inc....................    300       8,265
              SPX Corporation..................    350      35,210
              Tennant Company..................    150       4,949
              Thomas & Betts Corporation (b)...    350      15,838
              Toro Company.....................    250      12,335
              Trex Company, Inc. (b)...........    100         825
              W.W. Grainger, Inc...............    450      35,807
                                                       -----------
                                                         1,656,488
                                                       -----------
              Semiconductors -- 3.9%
              Advanced Micro Devices (b).......  4,000      30,560
              Analog Devices...................  2,050      58,138
              Applied Materials, Inc...........  9,300     166,656
              Entegris, Inc. (b)...............    800       6,160
              Intel Corporation................ 39,600     839,520
              Lam Research Corporation (b).....    900      34,551
              LSI Corporation (b)..............  4,800      25,056
              Micron Technology, Inc. (b)......  5,000      35,150
              National Semiconductor
               Corporation.....................  1,600      29,488
              Novellus Systems, Inc. (b).......    800      19,008
              Texas Instruments, Inc...........  9,500     293,835
              Xilinx, Inc......................  2,000      43,740
                                                       -----------
                                                         1,581,862
                                                       -----------
              Insurance -- 3.1%
              Aflac, Inc.......................  3,300     202,389
              Ambac Financial Group, Inc.......    700       8,204
              Chubb Corporation................  2,600     134,654
              Cincinnati Financial Corporation.  1,100      42,394
              Erie Indemnity Company...........    300      15,189
              Hartford Financial Services Group  2,100     169,617
              Lincoln National Corporation.....  1,800      97,848
              Marsh & McLennan Companies.......  3,500      96,600
              MBIA, Inc........................    800      12,400
              Phoenix Companies, Inc. (The)....    800       8,664
              Principal Financial Group........  1,750     104,318
              Progressive Corporation..........  4,700      87,232

                                                 SHARES    VALUE
            Insurance -- (continued)
            Safeco Corporation..................    650 $    34,691
            Travelers Companies, Inc. (The).....  4,350     209,234
            Unum Group..........................  2,400      54,288
            Wesco Financial Corporation.........     10       3,960
                                                        -----------
                                                          1,281,682
                                                        -----------
            Food & Staples Retailing -- 2.9%
            Costco Wholesale Corporation........  2,900     197,026
            CVS Caremark Corporation............ 10,050     392,654
            Kroger Company......................  4,600     117,070
            Longs Drugstores Corporation........    200       9,202
            Safeway, Inc........................  3,000      92,970
            Supervalu, Inc......................  1,400      42,084
            Sysco Corporation...................  4,100     119,105
            Walgreen Company....................  6,700     235,237
                                                        -----------
                                                          1,205,348
                                                        -----------
            Transportation -- 2.6%
            Alaska Air Group, Inc. (b)..........    300       7,590
            AMR Corporation (b).................  1,700      23,698
            Arkansas Best Corporation...........    200       6,158
            Expeditors International
             Washington, Inc....................  1,450      68,571
            FedEx Corporation...................  2,100     196,308
            JetBlue Airways (b).................  1,200       8,292
            Kansas City Southern (b)............    500      17,940
            Norfolk Southern Corporation........  2,600     141,414
            Ryder System, Inc...................    400      20,824
            Southwest Airlines..................  5,000      58,650
            United Parcel Service, Inc., Class B  7,100     519,436
            YRC Worldwide, Inc. (b).............    400       7,324
                                                        -----------
                                                          1,076,205
                                                        -----------
            Media -- 2.6%
            E.W. Scripps Company (The),
             Class A............................    600      24,432
            Emmis Communications,
             Class A (b)........................    200         558
            Lee Enterprises, Inc................    300       3,582
            McClatchy Company (The).............    400       4,308
            McGraw-Hill Companies, Inc..........  2,200      94,072
            Meredith Corporation................    250      11,748
            New York Times Company,
             Class A............................  1,000      16,740

 GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
 January 31, 2008
 (unaudited)                                                           continued

                                                SHARES    VALUE
              Media -- (continued)
              Omnicom Group....................  2,200 $    99,814
              Scholastic Corporation (b).......    200       6,854
              Time Warner, Inc................. 24,450     384,843
              Valassis Communications (b)......    300       2,868
              Walt Disney Company (The)........ 12,900     386,097
              Washington Post Company,
               Class B.........................     40      29,760
                                                       -----------
                                                         1,065,676
                                                       -----------
              Materials -- 2.0%
              Air Products & Chemicals, Inc....  1,450     130,528
              Airgas, Inc......................    550      25,526
              Bemis Company....................    700      19,026
              Cabot Corporation................    450      13,379
              Calgon Carbon Corporation (b)....    300       4,614
              Crown Holdings, Inc. (b).........  1,100      26,972
              Ecolab, Inc......................  1,200      57,900
              H.B. Fuller Company..............    400       8,304
              Lubrizol Corporation.............    450      23,675
              MeadWestvaco Corporation.........  1,250      35,000
              Minerals Technologies, Inc.......    150       8,160
              Nucor Corporation................  1,950     112,710
              Praxair, Inc.....................  2,150     173,956
              Rock-Tenn Company, Class A.......    200       5,718
              Rohm and Hass Company............    850      45,348
              Schnitzer Steel Industries, Inc.,
               Class A.........................    150       8,499
              Sealed Air Corporation...........  1,100      28,765
              Sigma-Aldrich Corporation........    900      44,694
              Sonoco Products Company..........    650      20,059
              Valspar Corporation..............    700      14,021
              Wausau Paper Corporation.........    300       2,685
              Worthington Industries...........    400       6,556
                                                       -----------
                                                           816,095
                                                       -----------
              Consumer Durables & Apparel -- 1.6%
              American Greetings Corporation,
               Class A.........................    400       8,208
              Black & Decker Corporation.......    400      29,016
              Centex Corporation...............    800      22,224
              Champion Enterprises, Inc. (b)...    500       4,885
              Coach, Inc. (b)..................  2,500      80,125
              D.R. Horton, Inc.................  1,800      31,050
              Deckers Outdoor Corporation (b)..    100      12,124

                                                SHARES    VALUE
              Consumer Durables & Apparel -- (continued)
              Harman International.............   400  $    18,628
              Hartmarx Corporation (b).........   200          540
              KB Home..........................   500       13,750
              Leggett & Platt, Inc............. 1,200       22,824
              Liz Claiborne, Inc...............   700       15,323
              Mattel, Inc...................... 2,450       51,475
              Newell Rubbermaid, Inc........... 1,900       45,828
              Nike, Inc., Class B.............. 2,600      160,576
              Phillips-Van Heusen Corporation..   400       16,856
              Pulte Homes, Inc................. 1,400       22,876
              Snap-On, Inc.....................   400       19,648
              Stanley Works (The)..............   550       28,248
              Timberland Company (The) (b).....   300        4,923
              Tupperware Brands Corporation....   400       14,800
              Whirlpool Corporation............   500       42,555
                                                       -----------
                                                           666,482
                                                       -----------
              Consumer Services -- 1.5%
              Bright Horizons Family Solutions,
               Inc. (b)........................   200        8,514
              Choice Hotels International, Inc.   200        6,680
              Darden Restaurants, Inc.......... 1,000       28,320
              DeVry, Inc.......................   400       22,076
              McDonald's Corporation........... 8,050      431,078
              Starbucks Corporation (b)........ 4,900       92,659
              Wendy's International, Inc.......   600       14,652
                                                       -----------
                                                           603,979
                                                       -----------
              Utilities -- 1.0%
              AGL Resources, Inc...............   500       18,925
              Alliant Energy Corporation.......   750       27,675
              Atmos Energy Corporation.........   600       17,232
              Avista Corporation...............   400        8,060
              Cleco Corporation................   400       10,340
              Energen Corporation..............   500       31,450
              Equitable Resources, Inc.........   800       44,600
              IDACORP, Inc.....................   300        9,792
              MGE Energy, Inc..................   150        4,914
              National Fuel Gas Company........   550       23,711
              Nicor, Inc.......................   300       12,300
              NiSource, Inc.................... 1,900       36,081
              Northwest Natural Gas Company....   200        9,468
              OGE Energy Corporation...........   600       19,638
              Pepco Holdings, Inc.............. 1,400       35,644

 GREEN CENTURY EQUITY FUND PORTFOLIO OF INVESTMENTS
 January 31, 2008
 (unaudited)                                                           concluded

                                                SHARES    VALUE
              Utilities -- (continued)
              Questar Corporation.............. 1,150  $    58,546
              Southern Union Company...........   800       21,744
              WGL Holdings.....................   350       11,284
                                                       -----------
                                                           401,404
                                                       -----------
              Real Estate -- 0.6%
              CB Richard Ellis Group, Inc.,
               Class A (b)..................... 1,300       25,233
              General Growth Properties........ 1,650       60,258
              Jones Lang LaSalle, Inc..........   250       19,450
              Liberty Property Trust...........   600       19,266
              Maguire Properties, Inc..........   300        8,274
              ProLogis......................... 1,750      103,862
              Regency Centers Corporation......   450       27,644
                                                       -----------
                                                           263,987
                                                       -----------
              Commercial Services & Supplies -- 0.6%
              Avery Dennison Corporation.......   700       36,274
              Brady Corporation, Class A.......   350       10,630
              Deluxe Corporation...............   350        8,512
              Herman Miller, Inc...............   400       12,712
              HNI Corporation..................   300       10,098
              IKON Office Solutions, Inc.......   800        6,544
              Interface, Inc., Class A.........   400        6,384
              Kelly Services...................   200        3,444
              Monster Worldwide, Inc. (b)......   850       23,673
              Pitney Bowes, Inc................ 1,450       53,214
              R.R. Donnelley & Sons Company.... 1,450       50,591
              Robert Half International, Inc... 1,100       30,558
              Standard Register................   100          972
              Steelcase, Inc...................   500        7,665
                                                       -----------
                                                           261,271
                                                       -----------
              Renewable Energy & Energy Efficiency -- 0.6%
              Energy Conversion Devices (b)....   250        5,770
              First Solar, Inc. (b)............   250       45,443
              Itron, Inc. (b)..................   200       16,480
              Johnson Controls, Inc............ 4,000      141,480
              Ormat Technologies, Inc..........   100        4,347
              SunPower Corporation, Class A (b)   200       13,818
              Zoltek Companies, Inc. (b).......   150        5,475
                                                       -----------
                                                           232,813
                                                       -----------

                                                  SHARES    VALUE
            Automobiles & Components -- 0.2%
            Cooper Tire & Rubber.................   400  $     6,828
            Harley-Davidson, Inc................. 1,650       66,957
            Modine Manufacturing Company.........   200        3,088
            Spartan Motors, Inc..................   225        2,018
                                                         -----------
                                                              78,891
                                                         -----------
            Healthy Living -- 0.1%
            Gaiam, Inc. (b)......................   100        2,437
            Hain Celestial Group, Inc. (The) (b).   250        6,750
            United Natural Foods, Inc. (b).......   300        7,194
            Whole Foods Market, Inc..............   950       37,468
                                                         -----------
                                                              53,849
                                                         -----------
            Total Securities
             (Cost $41,994,591)..................         40,972,188
                                                         -----------
            SHORT TERM OBLIGATION -- 0.1%
            Repurchase Agreement --
             State Street Bank & Trust
             Repurchase Agreement,
             1.60%, dated 01/31/08, due
             02/01/08, proceeds $29,056
             (collateralized by Freddie Mac Giant
             Bonds, 4.50%, due 12/01/2020,
             value at maturity $32,337)
             (Cost $29,055)......................             29,055
                                                         -----------
            TOTAL INVESTMENTS -- 100.0%
              (Cost $42,023,646).................         41,001,243
            Other Assets Less Liabilities -- 0.0%              1,697
                                                         -----------
            NET ASSETS -- 100.0%.................        $41,002,940
                                                         ===========

--------
(a)The cost of investments for federal income tax purposes is $42,084,719 resulting in gross unrealized appreciation and depreciation of $3,158,188 and $4,241,664 respectively, or net unrealized depreciation of $1,083,476.
(b)Non-income producing security

                       See Notes to Financial Statements

 GREEN CENTURY FUNDS STATEMENT OF ASSETS AND LIABILITIES
 January 31, 2008
 (unaudited)

                                                                       BALANCED FUND EQUITY FUND
                                                                       ------------- -----------
ASSETS:
Investments, at value (cost $47,740,691 and $42,023,646, respectively) $ 49,283,445  $41,001,243
Receivables for:
  Capital stock sold..................................................        7,108        5,057
  Interest............................................................      166,156            1
  Dividends...........................................................       38,837       55,772
                                                                       ------------  -----------
   Total assets.......................................................   49,495,546   41,062,073
                                                                       ------------  -----------
LIABILITIES:
Payable for capital stock repurchased.................................       40,331       27,830
Accrued expenses......................................................       57,940       31,303
                                                                       ------------  -----------
   Total liabilities..................................................       98,271       59,133
                                                                       ------------  -----------
NET ASSETS............................................................ $ 49,397,275  $41,002,940
                                                                       ============  ===========
NET ASSETS CONSIST OF:
Paid-in capital....................................................... $ 59,695,111  $42,036,694
Undistributed net investment income...................................      (24,947)      31,699
Accumulated net realized (losses) on investments......................  (11,815,643)     (43,050)
Net unrealized appreciation (depreciation) on investments.............    1,542,754   (1,022,403)
                                                                       ------------  -----------
NET ASSETS............................................................ $ 49,397,275  $41,002,940
                                                                       ============  ===========
SHARES OUTSTANDING....................................................    2,864,924    2,003,206
                                                                       ============  ===========
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE........ $      17.24  $     20.47
                                                                       ============  ===========

 GREEN CENTURY FUNDS STATEMENT OF OPERATIONS
 For the period ended January 31, 2008
 (unaudited)

                                                             BALANCED FUND EQUITY FUND
-                                                            ------------- -----------
INVESTMENT INCOME:
Interest income.............................................  $   461,160  $     2,290
Dividend income (net of $1,802 and $30 foreign withholding
 taxes, respectively).......................................      288,512      402,159
                                                              -----------  -----------
   Total investment income..................................      749,672      404,449
                                                              -----------  -----------
EXPENSES:
Administrative services fee.................................      189,730      152,218
Investment advisory fee.....................................      168,968       54,377
                                                              -----------  -----------
   Total expenses...........................................      358,698      206,595
                                                              -----------  -----------
NET INVESTMENT INCOME.......................................      390,974      197,854
                                                              -----------  -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) on investments:.................      144,935      (29,242)
Change in net unrealized depreciation on investments:.......   (1,623,746)  (2,316,610)
                                                              -----------  -----------
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS...........   (1,478,811)  (2,345,852)
                                                              -----------  -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $(1,087,837) $(2,147,998)
                                                              ===========  ===========

                       See Notes to Financial Statements

 GREEN CENTURY FUNDS STATEMENTS OF CHANGES IN NET ASSETS

                                                                  BALANCED FUND                   EQUITY FUND
                                                          -----------------------------  -----------------------------
                                                            FOR THE SIX       FOR THE      FOR THE SIX       FOR THE
                                                            MONTHS ENDED    YEAR ENDED     MONTHS ENDED    YEAR ENDED
                                                          JANUARY 31, 2008 JULY 31, 2007 JANUARY 31, 2008 JULY 31, 2007
                                                            (UNAUDITED)      (AUDITED)     (UNAUDITED)      (AUDITED)
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income..................................   $   390,974     $   660,398    $   197,854     $   347,827
  Net realized gains (losses) on:
   Investments...........................................       144,935       1,970,834        (29,242)         67,872
   Investments allocated from Domini Trust...............            --              --             --         298,836
   Withdrawal of investment from Domini Trust............            --              --             --       9,896,339
  Change in net unrealized appreciation/depreciation on:
   Investments...........................................    (1,623,746)      2,617,738     (2,316,610)      1,294,207
   Investments allocated from Domini Trust...............            --              --             --      (7,010,701)
                                                            -----------     -----------    -----------     -----------
  Net increase (decrease) in net assets resulting from
   operations............................................    (1,087,837)      5,248,970     (2,147,998)      4,894,380
                                                            -----------     -----------    -----------     -----------
Dividends and distributions to shareholders:
  From net investment income.............................      (462,060)       (612,601)      (216,874)       (335,455)
  From net realized gains................................            --              --     (1,920,696)             --
                                                            -----------     -----------    -----------     -----------
  Total dividends and distributions......................      (462,060)       (612,601)    (2,137,570)       (335,455)
                                                            -----------     -----------    -----------     -----------
Capital share transactions:
  Proceeds from sales of shares..........................     2,240,176       4,939,216      3,812,776       9,725,081
  Reinvestment of dividends and distributions............       447,104         593,710      2,113,950         329,289
  Payments for shares redeemed...........................    (3,493,664)     (8,645,516)    (2,870,005)     (5,319,171)
                                                            -----------     -----------    -----------     -----------
  Net increase (decrease) in net assets resulting from
   capital share transactions............................      (806,384)     (3,112,590)     3,056,721       4,735,199
                                                            -----------     -----------    -----------     -----------
Total increase (decrease) in net assets..................    (2,356,281)      1,523,779     (1,228,847)      9,294,124
NET ASSETS:
  Beginning of period....................................    51,753,556      50,229,777     42,231,787      32,937,663
                                                            -----------     -----------    -----------     -----------
  End of period..........................................   $49,397,275     $51,753,556    $41,002,940     $42,231,787
                                                            ===========     ===========    ===========     ===========
  Undistributed net investment income....................       (24,947)         46,139         31,699          50,719

                       See Notes to Financial Statements

 GREEN CENTURY BALANCED FUND FINANCIAL HIGHLIGHTS

                                                             SIX MONTHS ENDED
                                                             JANUARY 31, 2008         FOR THE YEARS ENDED JULY 31,
                                                             ---------------- --------------------------------------------
                                                               (UNAUDITED)      2007     2006      2005     2004     2003
Net Asset Value, beginning of period........................     $ 17.78      $ 16.29  $ 16.52   $ 14.11  $ 13.88  $ 10.30
                                                                 -------      -------  -------   -------  -------  -------
Income from investment operations:
 Net investment income......................................        0.14         0.22     0.03      0.05     0.12     0.16
 Net realized and unrealized gain (loss) on investments.....       (0.52)        1.48    (0.23)     2.42     0.23     3.59
                                                                 -------      -------  -------   -------  -------  -------
Total increase (decrease) from investment operations........       (0.38)        1.70    (0.20)     2.47     0.35     3.75
                                                                 -------      -------  -------   -------  -------  -------
Less dividends:
 Dividends from net investment income.......................       (0.16)       (0.21)   (0.03)    (0.06)   (0.12)   (0.17)
                                                                 -------      -------  -------   -------  -------  -------
Net Asset Value, end of period..............................     $ 17.24      $ 17.78  $ 16.29   $ 16.52  $ 14.11  $ 13.88
                                                                 =======      =======  =======   =======  =======  =======
Total return................................................       (2.17)%(a)   10.40%   (1.22)%   17.41%    2.49%   36.83%
Ratios/Supplemental data:
 Net assets, end of period (in 000's).......................     $49,397      $51,754  $50,230   $62,449  $50,398  $71,306
 Ratio of expenses to average net assets....................        1.38%(b)     1.44%    2.39%     2.38%    2.37%    2.44%
 Ratio of net investment income to average net assets.......        1.50%(b)     1.24%    0.15%     0.35%    0.71%    1.51%
 Portfolio turnover.........................................          21%(a)       35%     110%       86%      81%      94%

(a)Not annualized
(b)Annualized

 GREEN CENTURY EQUITY FUND FINANCIAL HIGHLIGHTS

                                                   SIX MONTHS ENDED
                                                   JANUARY 31, 2008                FOR THE YEARS ENDED JULY 31,
                                                   ---------------- -------------------------------------------------------
                                                     (UNAUDITED)       2007        2006        2005        2004        2003
Net Asset Value, beginning of period..............     $ 22.66      $ 19.91     $ 19.91     $ 18.18     $ 16.45     $ 14.85
                                                       -------      -------     -------     -------     -------     -------
Income from investment operations:
 Net investment income............................        0.10         0.19        0.04        0.12          --        0.01
 Net realized and unrealized gain (loss) on
   investments....................................       (1.17)        2.75       (0.01)       1.72        1.74        1.59
                                                       -------      -------     -------     -------     -------     -------
Total increase/(decrease) from investment
 operations.......................................       (1.07)        2.94        0.03        1.84        1.74        1.60
                                                       -------      -------     -------     -------     -------     -------
Less dividends:
 Dividends from net investment income.............       (0.11)       (0.19)      (0.03)      (0.11)      (0.01)         --
 Distributions from net realized gains............       (1.01)          --          --          --          --          --
                                                       -------      -------     -------     -------     -------     -------
Total decrease from dividends.....................       (1.12)       (0.19)      (0.03)      (0.11)      (0.01)         --
                                                       -------      -------     -------     -------     -------     -------
Net Asset Value, end of period....................     $ 20.47      $ 22.66     $ 19.91     $ 19.91     $ 18.18     $ 16.45
                                                       =======      =======     =======     =======     =======     =======
Total return......................................       (5.03)%(b)   14.76%       0.16%      10.10%      10.61%      10.77%
Ratios/Supplemental data:
 Net assets, end of period (in 000's).............     $41,003      $42,232     $32,938     $35,383     $33,152     $29,347
 Ratio of expenses to average net assets..........        0.95%(c)     0.95%       1.50%       1.50%       1.50%       1.50%
 Ratio of net investment income (loss) to average
   net assets.....................................        0.91%(c)     0.89%       0.20%       0.64%      (0.01)%      0.05%
 Portfolio turnover...............................           3%(b)        8%(d)      12%(a)       9%(a)       8%(a)       8%(a)

(a)Represents portfolio turnover for the Domini Social Equity Trust ("Domini Trust") for the years ended 2006, 2005, 2004 and 2003.
(b)Not annualized.
(c)Annualized.
(d)Represents portfolio turnover for the Equity Fund from November 28, 2006 to July 31, 2007. Portfolio turnover for the Domini Trust from August 1, 2006 to November 27, 2006 was 1%. For further information regarding the withdrawal of the Equity Fund's investment in the Domini Trust, please see the notes to the financial statements.

                       See Notes to Financial Statements

 GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS
 (unaudited)

NOTE 1 -- Organization and Significant Accounting Policies
Green Century Funds (the "Trust") is a Massachusetts business trust which offers two separate series, the Green Century Balanced Fund (the "Balanced Fund") and the Green Century Equity Fund (the "Equity Fund"), collectively, the "Funds". The Trust is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust accounts separately for the assets, liabilities and operations of each series. The Balanced Fund commenced operations on March 18, 1992 and the Equity Fund commenced operations on September 13, 1995.

Through November 27, 2006, the Equity Fund invested substantially all of its assets in the Domini Social Equity Trust (the "Domini Trust"), an open-end, diversified management investment company which had the same investment objective as the Fund. The Equity Fund accounted for its investment in the Domini Trust as a partnership investment and recorded its share of the Domini Trust income, expenses and realized and unrealized gains and losses daily. The value of such investment reflected the Fund's proportionate interest in the net assets of the Domini Trust (2.57% at November 27, 2006). Effective November 28, 2006, the Equity Fund withdrew its investment from the Domini Trust and directly invested in the securities of the companies included in the Domini 400 Social/SM/ Index (the "Domini Index").

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Funds' significant accounting policies:

   (A)Investment Valuation: Equity securities listed on national securities exchanges other than NASDAQ are valued at last sale price. If a last sale price is not available, securities listed on national exchanges other than NASDAQ are valued at the mean between the closing bid and closing ask prices. NASDAQ National Market(R) and SmallCap/SM /securities are valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP is based on the last traded price if it falls within the concurrent best bid and ask prices and is normalized pursuant to NASDAQ's published procedures if it falls outside this range. If an NOCP is not available for any such security, the security is valued at the last sale price, or, if there have been no sales that day, at the mean between the closing bid and closing ask prices. Unlisted equity securities are valued at last sale price, or when last sale prices are not available, at the last quoted bid price. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by a pricing service which takes into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Securities, if any, for which there are no such valuations or quotations available, or for which the market quotation is not reliable, are valued at fair value by management as determined in good faith under guidelines established by the Trustees. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.
   (B)Securities Transactions and Investment Income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are determined using the identified cost basis. Interest income, including amortization of premiums and accretion of discounts on bonds, is recognized on the accrual basis and dividend income is recorded on ex-dividend date.
   (C)Options Transactions: The Balanced Fund may utilize options to hedge or protect from adverse movements in the market values of its portfolio securities and to enhance return. The Equity Fund may utilize options to

 GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS
 (unaudited)                                                           continued

      hedge against possible increases in the value of securities which are expected to be purchased by the Equity Fund or possible declines in the value of securities which are expected to be sold by the Equity Fund. The use of options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the option and the underlying securities. The Funds may write put or call options. Premiums received upon writing put or call options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. Changes between the initial premiums received and the current market value of the options are recorded as unrealized gains or losses. When an option is closed, expired or exercised, a gain or loss is realized and the liability is eliminated. The Funds continue to bear the risk of adverse movements in the price of the underlying assets during the period of the option, although any potential loss during the period would be reduced by the amount of the option premium received. As required by the Act, liquid securities are designated as collateral in an amount equal to the market value of open options contracts.
   (D)Repurchase Agreements: The Funds may enter into repurchase agreements with selected banks or broker-dealers that are deemed by the Funds' adviser to be creditworthy pursuant to guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost, which approximates fair value. The Funds require that the market value of collateral, represented by securities (primarily U.S. Government securities), be sufficient to cover payments of interest and principal and that the collateral be maintained in a segregated account with a custodian bank in a manner sufficient to enable the Funds to obtain those securities in the event of a default of the counterparty. In the event of default or bankruptcy by the counterparty to the repurchase agreement, retention of the collateral may be subject to legal proceedings.
   (E)Distributions: Distributions to shareholders are recorded on the ex-dividend date. The Funds declare and pay dividends of net investment income, if any, semi-annually and distribute net realized capital gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with Federal income tax rules and regulations, which may differ from U.S. generally accepted accounting principles. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.
   (F)Federal Taxes: Each series of the Trust is treated as a separate entity for Federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provisions for Federal income or excise tax are necessary.
      In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes" (FIN
      48). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Funds recognize tax benefits only if it is more likely than not that a tax position (including the Funds' assertion that their income is exempt from tax) will be sustained upon examination. The Funds adopted FIN 48 in fiscal 2008. The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of January 31, 2008. Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in 2008. At January 31, 2008, the tax years 2005 through 2008 remain open to examination in the Funds' major tax jurisdictions.
   (G)Redemption Fee: A 2.00% redemption fee is retained by the Funds to offset the effect of transaction costs and other expenses associated with short-term investing. The fee is imposed on redemptions or exchanges of shares held 60 days or less from their purchase date. For the six months ended January 31, 2008, the Balanced Fund and Equity Fund received $193 and $643, respectively, in redemption fees. Redemption fees are recorded as an adjustment to paid-in capital.

 GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS
 (unaudited)                                                           continued


NOTE 2 -- Transactions With Affiliates
   (A)Investment Adviser: Green Century Capital Management, Inc. ("Green Century") is the adviser ("the Adviser") for the Funds. Green Century is owned by Paradigm Partners. Green Century oversees the portfolio management of the Funds on a day-to-day basis. The Balanced Fund pays Green Century a fee, accrued daily and paid monthly, at an annual rate equal to 0.65% of the Balanced Fund's average daily net assets. The Equity Fund pays Green Century a fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Equity Fund's average daily net assets up to but not including $100 million, 0.22% of average daily net assets including $100 million up to but not including $500 million, 0.17% of average daily net assets including $500 million up to but not including $1 billion and 0.12% of average daily net assets equal to or in excess of $1 billion.
   (B)Subadvisers: Trillium Asset Management Corporation ("Trillium") is the subadviser for the Balanced Fund. Trillium is paid a fee by the Adviser at an annual rate of 0.40% on the first $30 million of average daily net assets and 0.35% on average daily net assets in excess of $30 million for its services. For the six months ended January 31, 2008, Green Century accrued fees of $98,524 to Trillium. Mellon Equity Associates, LLP ("Mellon") is the subadviser for the Equity Fund. Mellon is paid a fee by the Adviser the greater of $50,000 or 0.08% of the value of the average daily net assets of the Fund up to but not including $100 million, 0.05% of the average daily net assets of the Fund from and including $100 million up to but not including $500 million, 0.02% of the average daily net assets of the Fund from and including $500 million up to but not including $1 billion and 0.01% of the average daily net assets of the Fund equal to or in excess of $1 billion for its services. For the six months ended January 31, 2008, Green Century accrued fees of $25,137 to Mellon.
   (C)Administrator: Green Century is the administrator ("the Administrator") of the Green Century Funds. Pursuant to the Administrative Services Agreement, Green Century pays all the expenses of each Fund other than the investment advisory fees; interest; taxes; brokerage costs and other capital expenses; expenses of non-interested trustees (including counsel fees) and any extraordinary expenses. The Balanced Fund pays Green Century a fee at a rate such that immediately following any payment to the Administrator, the total operating expenses of the Fund, on an annual basis, do not exceed 1.38% of the Fund's average daily net assets. The Equity Fund pays Green Century a fee at a rate such that immediately following any payment to the Administrator, the total operating expenses of the Fund, on an annual basis, do not exceed 0.95% of the Fund's average daily net assets.
   (D)Subadministrator: Pursuant to a Subadministrative Services Agreement with the Administrator, UMB Fund Services, Inc. ("UMBFS") as Subadministrator, is responsible for conducting certain day-to-day administration of the Trust subject to the supervision and direction of the Administrator. For the six months ended January 31, 2008, Green Century accrued fees of $41,218 and $41,218 to UMBFS related to services performed on behalf of the Balanced Fund and the Equity Fund, respectively.
   (E)Index Agreement: The Equity Fund invests in the securities of the companies included in the Domini Index. The Domini Index is owned and maintained by KLD Research and Analytics, Inc. ("KLD"). For the use of the Index, KLD is paid a fee by the Adviser the greater of $50,000 or at an annual rate of 0.10% on the first $500 million of average daily net assets, 0.075% on average daily net assets on the next $500 million, and 0.05% on average daily net assets in excess of $1 billion. For the six months ended January 31 2008, Green Century accrued fees of $25,137 to KLD.

NOTE 3 -- Investment Transactions
The Balanced Fund's cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $10,687,855 and $13,248,817, respectively, for the six months ended January 31, 2008. The Equity Fund's cost of purchases and proceeds from sales of securities, other than short-term securities, aggregated $2,824,116 and $1,510,143, respectively.

 GREEN CENTURY FUNDS NOTES TO FINANCIAL STATEMENTS
 (unaudited)                                                           concluded


NOTE 4 -- Federal Income Tax Information
The tax basis of the components of distributable net earnings (deficit) at July 31, 2007 were as follows:

                                                                       BALANCED FUND EQUITY FUND
                                                                       ------------- -----------
Undistributed ordinary income......................................... $     82,095  $   49,322
Undistributed long-term capital gains.................................           --   1,920,596
                                                                       ------------  ----------
Tax accumulated earnings..............................................       82,095   1,969,918
                                                                       ------------  ----------
Accumulated capital and other losses..................................  (11,955,622)         --
Unrealized appreciation...............................................    3,125,588   1,281,896
                                                                       ------------  ----------
Distributable net earnings (deficit).................................. $ (8,747,939) $3,251,814
                                                                       ============  ==========

The Balanced Fund has an accumulated capital loss carryforward of $11,955,622 of which $2,585,392 expires in the year 2010 and $9,370,230 expires in the year 2011. To the extent that the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryforwards. The Balanced Fund and Equity Fund utilized $1,970,122 and $5,173,829, respectively, of its capital loss carryforwards during the year ended July 31, 2007.

The tax character of distributions paid during the fiscal years ended July 31, 2007 and 2006 were as follows:

                                                                              BALANCED FUND                EQUITY FUND
                                                                       --------------------------- ---------------------------
                                                                        YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                                                       JULY 31, 2007 JULY 31, 2006 JULY 31, 2007 JULY 31, 2006
Ordinary income.......................................................   $612,601       $89,058      $335,455       $55,690
Long-term capital gains...............................................         --            --            --            --

NOTE 5 -- Capital Share Transactions
Capital Share transactions for the Balanced Fund and the Equity Fund were as follows:

                                                                               BALANCED FUND
                                                                       -----------------------------
                                                                       SIX MONTHS ENDED  YEAR ENDED
                                                                       JANUARY 31, 2008 JULY 31, 2007
Shares sold...........................................................      124,395        278,696
Reinvestment of dividends.............................................       24,647         32,817
Shares redeemed.......................................................     (194,077)      (485,913)
                                                                           --------       --------
                                                                            (45,035)      (174,400)
                                                                           ========       ========

                                                                                EQUITY FUND
                                                                       -----------------------------
                                                                       SIX MONTHS ENDED  YEAR ENDED
                                                                       JANUARY 31, 2008 JULY 31, 2007
Shares sold...........................................................      171,425        430,260
Reinvestment of dividends.............................................       96,483         14,371
Shares redeemed.......................................................     (128,448)      (235,379)
                                                                           --------       --------
                                                                            139,460        209,252
                                                                           ========       ========

NOTE 6 -- New Accounting Pronouncement
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements." The Statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles ("GAAP"), and expands disclosures about fair value measurements. The Statement establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). The Statement will be effective for the Funds' financial statements issued for fiscal years beginning August 1, 2008. Management does not expect material impacts to the Funds' financial statements from the application of the Statement to the Funds.

 BOARD OF TRUSTEES' CONSIDERATION OF ADVISORY AND SUBADVISORY AGREEMENTS


The Board of Trustees of the Green Century Funds considered and approved the continuance of two advisory and subadvisory agreements during the six months ended January 31, 2008.

INVESTMENT ADVISORY AGREEMENT WITH GREEN CENTURY CAPITAL MANAGEMENT, INC.
At a meeting on September 28, 2007, the Board, including the Independent Trustees, approved the continuance of an Investment Advisory Agreement between the Trust, on behalf of the Balanced Fund, and Green Century Capital Management, Inc. ("Green Century" or the "Adviser"). In connection with their deliberations at the meeting, and at a separate executive session of the Independent Trustees held on the same day, the Trustees considered, among other things, information provided by Green Century regarding the investment performance of the Balanced Fund, the total expenses of the Balanced Fund and the advisory fee to be paid to Green Century, and the profitability to Green Century of its advisory relationship to the Balanced Fund. The Independent Trustees were advised by independent counsel in considering these materials and the continuance of the Advisory Agreement. The Trustees considered all the information provided to them by Green Century, including information provided throughout the year. In approving the continuance of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as determinative. Matters considered in connection with their approval of the Advisory Agreement included the following.

Nature, Quality, and Extent of Services Performed. The Trustees considered the scope and quality of the services performed for the Balanced Fund by the Adviser, including the resources dedicated by the Adviser. The services performed included the oversight and monitoring of the portfolio management and performance of the Balanced Fund; monitoring the implementation of the Balanced Fund's environmental screens; implementing the environmental policies of the Funds by voting the Balanced Fund's shareholder proxies; and overall compliance oversight provided by the Adviser. In addition, the Trustees considered the administrative services provided by the Adviser to the Balanced Fund, including the coordination of the activities of all of the Balanced Funds' other service providers.

Based on its review of all of the services provided and to be provided, the Trustees concluded that the nature, quality and extent of services provided by the Adviser supported the continuance of the Advisory Agreement.

Costs of Services Provided and Profitability. The Trustees considered the costs of the services provided to the Balanced Fund and the profitability and fall-out benefits to the Adviser from its arrangement with the Balanced Fund.

The Trustees reviewed and considered an analysis of the advisory fee and total expense ratio of the Balanced Fund and comparative data for over 7,000 mutual funds presented in four categories: socially conscious funds, socially conscious balanced funds, all balanced funds, and balanced funds of under $100 million in assets. The Trustees noted that, based on the information provided, the advisory fee was higher than the average advisory fee for each of the four categories. The Trustees considered that Green Century had reduced the advisory fee by 10 basis points in 2006. The Trustees also noted that the total expense ratio of the Balanced Fund was limited to 1.38% and that the total expense ratio was in line with the average total expense ratio for each of the four categories of comparison funds.

Green Century provided the Trustees with information prepared by the Adviser relating to the profitability to Green Century of its advisory relationship to the Balanced Fund. In that regard, the Trustees considered the subadvisory fees and the other expenses incurred by the Adviser in providing advisory services to the Balanced Fund. The Trustees also considered the fee received by the Adviser for providing administrative services to the Balanced Fund and the expenses incurred by the Adviser in providing those services. In evaluating the Adviser's cost allocation methodology, the Trustees took into consideration that the Adviser does not provide advisory or administrative services to other mutual funds or non-mutual fund clients other than the Green Century Equity Fund. The Trustees also considered Green Century's non-profit ownership structure, its cost structure and personnel needs, and its investment in shareholder advocacy to further the Balanced Fund's stated objective of promoting greater corporate environmental accountability. After reviewing the information described above, the Trustees, including the Independent Trustees, concluded that the fees specified in the Advisory Agreement, taking into account the costs of the services provided by the Adviser and the profitability to the Adviser of its relationship with the Balanced Fund, supported the continuance of the Advisory Agreement.

Other Benefits. With respect to fall-out benefits, the Trustees considered that neither Green Century nor any affiliate of Green Century receives any brokerage fees, soft dollar benefits, liquidity rebates from electronic communications networks or payments for order flow from the trades executed for the Balanced Fund. The Trustees noted that Green Century benefits intangibly from its relationship with the Balanced Fund due to the Funds' reputation as the first family of no-load environmentally responsible mutual funds. Further, pursuant to the Advisory Agreements, Green Century has reserved for itself the rights to the names "Green Century Funds" and any similar names; thus, Green Century may benefit in the future from developing other funds or investment products with the Green Century brand. The Trustees concluded that the fall-out benefits to be realized by Green Century were appropriate and supported the continuance of the Advisory Agreement.

Investment Performance. The Trustees reviewed and considered information regarding the investment performance of the Balanced Fund and comparative data with respect to the performance of other funds designated by Morningstar to have similar investment objectives as well as the Balanced Fund's performance measured against the Lipper Balanced Fund Index, a broad-based balanced fund market index. The Trustees noted that as of the period ended August 31, 2007, the Balanced Fund's three- and ten-year average annual returns were similar to those of the Lipper Balanced Fund Index, while the one-year return had significantly underperformed and the five-year average annual return had significantly outperformed the benchmark. The Trustees also considered the performance information they had been provided throughout the year. After considering all the factors deemed appropriate, the Trustees, including the Independent Trustees, concluded that the performance of the Balanced Fund supported the continuance of the Advisory Agreement.

Economies of Scale. The Trustees also considered whether economies of scale could be realized by the Adviser as the Balanced Fund grew in asset size and the extent to which such economies of scale were reflected in the level of fees charged. They noted the relatively small size of the Balanced Fund and the resultant difficulty for the Adviser to achieve meaningful economies of scale. They considered that if the assets were to increase, the Balanced Fund could have the opportunity to experience economies of scale as fixed costs would become a smaller percentage of the Balanced Fund's assets and some of the Balanced Fund's service providers' fees, as a percentage of the Balanced Fund's assets, could decrease. The Trustees concluded that economies of scale could be realized as the Balanced Fund grew and that if assets increased significantly the Trustees would have opportunities to negotiate decreases in fees with the Adviser.

Based on a review of all factors deemed relevant, the Trustees, including the Independent Trustees, concluded that the Advisory Agreement should be continued and that they would consider whether to renew it after a one-year period.

INVESTMENT SUBADVISORY AGREEMENT WITH TRILLIUM ASSET MANAGEMENT CORPORATION Also at the meeting on September 28, 2007, the Board of Trustees of the Balanced Fund, including a majority of the Independent Trustees, considered the continuance of the subadvisory agreement between the Trust, on behalf of the Balanced Fund, Green Century, and Trillium Asset Management Corporation ("Trillium") (the "Subadvisory Agreement"). In connection with their deliberations at the meeting, and at a separate executive session of the Independent Trustees held on the same day, the Trustees considered, among other things, information provided by

Trillium regarding the investment performance of the Balanced Fund, the subadvisory fees paid to Trillium, and the profitability to Trillium of its subadvisory relationship to the Balanced Fund. The Independent Trustees were advised by independent counsel in considering these materials and the continuance of the Subadvisory Agreement. The Trustees considered all the information provided to them by Trillium, including information provided throughout the initial two-year term of the Subadvisory Agreement. In approving the continuance of the Subadvisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as determinative. Matters considered in connection with their approval of the Subadvisory Agreement included the following.

Nature, Quality, and Extent of Services Performed. The Trustees noted that under the terms of the Subadvisory Agreement, Trillium provided the day-to-day portfolio management of the Balanced Fund, including determining asset and sector allocation; conducting securities selection and discovery; researching and analyzing environmental policies and practices of companies and implementing the Balanced Fund's environmental screening criteria; managing volatility, risk, and portfolio turnover; and investing the portfolio consistent with the Balanced Fund's investment objective and policies. The Trustees considered the professional expertise, tenure, and qualifications of the portfolio management team and noted that Trillium was devoted exclusively to environmentally and socially responsible investing and managed over $1 billion in assets. The Trustees also considered Trillium's compliance record as well as the professional experience and responsiveness of Trillium's compliance staff. The Trustees also considered Trillium's leadership in social and environmental responsibility, including its shareholder advocacy efforts.

Based on its review of all of the services provided and to be provided, the Trustees concluded that the nature, quality and extent of services provided by Trillium supported the continuance of the Subadvisory Agreement.

Costs of Services Provided and Profitability. The Trustees considered that the subadvisory fees paid by Green Century to Trillium under the Subadvisory Agreement were 0.40% of the value of the average daily net assets of the Balanced Fund up to $30 million, and 0.35% of the value of the average daily net assets of the Balanced Fund in excess of $30 million. The Trustees reviewed the subadvisory fees against comparative data for over 7,000 mutual funds presented in three categories: socially conscious funds, all balanced funds, and balanced funds of under $100 million in assets. The Trustees noted that, based on the information provided, the subadvisory fees were higher than those of all socially conscious funds and similar to those paid by all balanced funds and balanced funds of under $100 million in assets. The Trustees also noted that the subadvisory fees are paid by Green Century, and are not in addition to the advisory fees paid to Green Century by shareholders.

In evaluating the profitability of the Subadvisory Agreement to Trillium, the Trustees noted that based on information provided by Trillium, the relationship was not profitable. The Trustees noted that Trillium stated that it would not realize a fair entrepreneurial profit on the management of the Balanced Fund until assets increase to $100 million. The Trustees considered the financial resources Trillium dedicated and the other expenses Trillium incurred in providing subadvisory services to the Balanced Fund, including startup costs relating to the relationship, and additional personnel, legal, trading analysis and compliance costs required in the context of providing subadvisory services to a mutual fund. In considering the cost allocation methodology used by Trillium, the Trustees took under consideration that Trillium does not provide advisory or subadvisory services to other mutual fund clients. The Trustees also considered Trillium's fee structure and noted, based on the information provided, that the subadvisory fees were lower than the fees Trillium charges its other institutional clients.

After reviewing the information described above, the Trustees concluded that the fees specified in the Subadvisory Agreement, taking into account the nature and quality of services provided and the costs of the services provided by Trillium, supported the continuance of the Subadvisory Agreement.

Other Benefits. The Trustees evaluated potential other benefits Trillium may realize from its relationship with the Balanced Fund. The Trustees considered the brokerage practices of Trillium, including the soft dollar commissions that were generated with respect to the Balanced Fund's portfolio transactions. The Trustees considered that Trillium was not affiliated with a broker/dealer and therefore no benefit would be realized by Trillium through transactions with affiliated brokers. The Trustees also considered the reputational and other advantages Trillium may gain from its relationship with the Balanced Fund. The Trustees concluded that the benefits expected to be received by Trillium were reasonable in the context of the relationship between Trillium and the Balanced Fund, and supported the continuance of the Subadvisory Agreement.

Investment Performance. The Trustees reviewed and considered information regarding the investment performance of the Balanced Fund and comparative data with respect to performance of mutual funds with similar investment objectives as well as other broad-based market indexes. The Trustees noted that as of the period ended August 31, 2007, the Balanced Fund's one-year return had significantly underperformed the Lipper Balanced Fund Index, as had the Balanced Fund since Trillium became the Balanced Fund's Subadviser on
November 28, 2005. The Trustees also considered information and analysis presented by Trillium regarding the underperformance. After considering all the factors deemed appropriate, the Trustees concluded that the performance of the Balanced Fund together with Trillium's investment process, philosophies and experience in environmentally and socially responsible investing supported the continuance of the Subadvisory Agreement.

Economies of Scale. The Trustees also considered whether economies of scale would be realized by Trillium as the Balanced Fund grew in asset size and the extent to which such economies of scale might be reflected in the subadvisory fees. They noted the relatively small size of the Balanced Fund and considered that if the assets were to increase, Trillium could have the opportunity to experience economies of scale. They also noted that pursuant to the Subadvisory Agreement, the subadvisory fees paid to Trillium by Green Century include a breakpoint at $30 million, so that fees would decrease as assets in the Balanced Fund increase. The Trustees concluded that economies of scale could be realized as the Fund grew, and that the fee schedule as proposed was appropriate, and supported the approval of the Subadvisory Agreement.

Based on a review of all factors deemed relevant, the Trustees, including the Independent Trustees, concluded that the Subadvisory Agreement should be continued and that they would consider whether to renew it after a one-year period.

                                                             Semi-Annual Report



INVESTMENT ADVISER AND ADMINISTRATOR
Green Century Capital Management, Inc.
114 State Street
Boston, MA 02109
1-800-93-GREEN
www.greencentury.com
info@greencentury.com

INVESTMENT SUBADVISER (Balanced Fund)
Trillium Asset Management Corporation
711 Atlantic Avenue
Boston, MA 02111

INVESTMENT SUBADVISER (Equity Fund)
Mellon Equity Associates, LLP
500 Grant Street Suite 4200
Pittsburgh PA 15258

COUNSEL TO INDEPENDENT TRUSTEES OF THE FUNDS
Debevoise & Plimpton
555 13th Street, N.W.
Washington, DC 20004

SUBADMINISTRATOR and DISTRIBUTOR
UMB Fund Services, Inc. (Subadministrator)
UMB Distribution Services, LLC (Distributor)
803 West Michigan Street, Suite A
Milwaukee, WI 53233

CUSTODIAN
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
Unified Fund Services, Inc.
2960 North Meridian Street, Suite 300
Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
99 High Street
Boston, MA 02110
      [LOGO] GREEN CENTURY FUNDS
                                                               January 31, 2008

                                                                  Balanced Fund

--------------------------------------------------------------------------------

                                                                         Equity
                                                                           Fund
[LOGO] GREEN CENTURY FUNDS
    An investment for your future.

Printed on recycled paper with soy-based ink.

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Included as part of the report to shareholders filed under item 1 of this Form N-CSR

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

Item 11.Controls and Procedures

(a) Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the "Disclosure Controls") as of a date within 90 days of the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the registrant's principal executive officer and principal financial officer have concluded that the Disclosure Controls are effectively designed to ensure that information that is required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's management, including the registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosures.

(b)There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.Exhibits

(a)  (1) Not applicable.

     (2) Certifications for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are filed herewith.

(b) Certifications required by Rule 30a-2 (b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2 (b)) are filed herewith.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Green Century Funds

/s/ Kristina A. Curtis
--------------------------
Kristina A. Curtis
President
April 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Kristina A. Curtis
-----------------------------------------
Kristina A. Curtis
President and Principal Executive Officer
April 7, 2008


/s/ Bernadette L. Buck
-----------------------------------------
Bernadette L. Buck
Treasurer and Principal Financial Officer
April 7, 2008